INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments Disclosure [Abstract]
INVESTMENTS

3)        INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities and equity securities classified as AFS:

Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)

December 31, 2011:
Fixed Maturities:
Corporate	$21,444	$1,840	$147	$23,137	$-
U.S. Treasury, government
and agency	3,598	350	-	3,948	-
States and political subdivisions	478	64	2	540	-
Foreign governments	461	65	1	525	-
Commercial mortgage-backed	1,306	7	411	902	22
Residential mortgage-backed(1)	1,556	90	-	1,646	-
Asset-backed(2)	260	15	11	264	6
Redeemable preferred stock	1,106	38	114	1,030	-
Total Fixed Maturities	30,209	2,469	686	31,992	28

Equity securities	18	1	-	19	-

Total at December 31, 2011	$30,227	$2,470	$686	$32,011	$28

December 31, 2010:
Fixed Maturities:
Corporate	$20,494	$1,348	$110	$21,732	$-
U.S. Treasury, government
and agency	1,986	18	88	1,916	-
States and political subdivisions	516	11	16	511	-
Foreign governments	502	59	1	560	-
Commercial mortgage-backed	1,473	5	375	1,103	19
Residential mortgage-backed(1)	1,601	67	-	1,668	-
Asset-backed(2)	245	13	12	246	7
Redeemable preferred stock	1,364	23	66	1,321	-
Total Fixed Maturities	28,181	1,544	668	29,057	26

Equity securities	26	-	3	23	-

Total at December 31, 2010	$28,207	$1,544	$671	$29,080	$26

  Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2011

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$2,058	$2,090
Due in years two through five	8,257	8,722
Due in years six through ten	9,881	10,723
Due after ten years	5,785	6,615
Subtotal	25,981	28,150
Commercial mortgage-backed securities	1,306	902
Residential mortgage-backed securities	1,556	1,646
Asset-backed securities	260	264
Total	$29,103	$30,962

The Company recognized OTTI on AFS fixed maturities as follows

	December 31,
	2011	2010	2009

	(In Millions)

Credit losses recognized in earnings (loss)(1)	$(32)	$(282)	$(168)
Non-credit losses recognized in OCI	(4)	(18)	(6)
Total OTTI	$(36)	$(300)	$(174)

  During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

Fixed Maturities - Credit Loss Impairments

	2011	2010

	(In Millions)

Balances at January 1,	$(329)	$(146)
Previously recognized impairments on securities that matured, paid, prepaid or sold	29	99
Recognized impairments on securities impaired to fair value this period(1)	-	(6)
Impairments recognized this period on securities not previously impaired	(27)	(268)
Additional impairments this period on securities previously impaired	(5)	(8)
Increases due to passage of time on previously recorded credit losses	-	-
Accretion of previously recognized impairments due to increases in expected cash flows	-	-
Balances at December 31,	$(332)	$(329)

  Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2011	2010

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$(47)	$(16)
All other	1,830	892
Equity securities	1	(3)
Net Unrealized Gains (Losses)	$1,784	$873

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2011	$(16)	$3	$2	$4	$(7)
Net investment gains (losses) arising
during the period	(32)	-	-	-	(32)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	5	-	-	-	5
Excluded from Net earnings (loss)(1)	(4)	-	-	-	(4)
Impact of net unrealized investment
gains (losses) on:
DAC	-	2	-	-	2
Deferred income taxes	-	-	-	8	8
Policyholders liabilities	-	-	4	-	4
Balance, December 31, 2011	$(47)	$5	$6	$12	$(24)

Balance, January 1, 2010	$(11)	$5	$-	$2	$(4)
Net investment gains (losses) arising
during the period	3	-	-	-	3
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	9	-	-	-	9
Excluded from Net earnings (loss)(1)	(17)	-	-	-	(17)
Impact of net unrealized investment
gains (losses) on:
DAC	-	(2)	-	-	(2)
Deferred income taxes	-	-	-	2	2
Policyholders liabilities	-	-	2	-	2
Balance, December 31, 2010	$(16)	$3	$2	$4	$(7)

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2011	$889	$(108)	$(121)	$(232)	$428
Net investment gains (losses) arising
during the period	915	-	-	-	915
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	23	-	-	-	23
Excluded from Net earnings (loss)(1)	4	-	-	-	4
Impact of net unrealized investment
gains (losses) on:
DAC	-	(99)	-	-	(99)
Deferred income taxes	-	-	-	(201)	(201)
Policyholders liabilities	-	-	(264)	-	(264)
Balance, December 31, 2011	$1,831	$(207)	$(385)	$(433)	$806

Balance as of January 1, 2010,
as previously reported	$(6)	$(21)	$-	$32	$5
Impact of implementing new
accounting guidance	-	(6)	-	2	(4)
Balance as of January 1, 2010, as adjusted	(6)	(27)	-	34	1
Net investment gains (losses) arising
during the period	680	-	-	-	680
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	198	-	-	-	198
Excluded from Net earnings (loss)(1)	17	-	-	-	17
Impact of net unrealized investment
gains (losses) on:
DAC	-	(81)	-	-	(81)
Deferred income taxes	-	-	-	(266)	(266)
Policyholders liabilities	-	-	(121)	-	(121)
Balance, December 31, 2010	$889	$(108)	$(121)	$(232)	$428

  Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2011:
Fixed Maturities:
Corporate	$1,910	$(96)	$389	$(51)	$2,299	$(147)
U.S. Treasury, government
and agency	149	-	-	-	149	-
States and political subdivisions	-	-	18	(2)	18	(2)
Foreign governments	30	(1)	5	-	35	(1)
Commercial mortgage-backed	79	(27)	781	(384)	860	(411)
Residential mortgage-backed	-	-	1	-	1	-
Asset-backed	49	-	44	(11)	93	(11)
Redeemable preferred stock	341	(28)	325	(86)	666	(114)

Total	$2,558	$(152)	$1,563	$(534)	$4,121	$(686)

December 31, 2010:
Fixed Maturities:
Corporate	$1,999	$(68)	$394	$(42)	$2,393	$(110)
U.S. Treasury, government
and agency	820	(42)	171	(46)	991	(88)
States and political subdivisions	225	(9)	33	(7)	258	(16)
Foreign governments	77	(1)	10	-	87	(1)
Commercial mortgage-backed	46	(3)	936	(372)	982	(375)
Residential mortgage-backed	157	-	2	-	159	-
Asset-backed	23	-	65	(12)	88	(12)
Redeemable preferred stock	345	(7)	689	(59)	1,034	(66)

Total	$3,692	$(130)	$2,300	$(538)	$5,992	$(668)

The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities (“RMBS”) backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

Mortgage Loans

The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

Troubled Debt Restructurings

In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

Troubled Debt Restructuring - Modifications
December 31, 2011

	Number	Outstanding Recorded Investment
	of Loans	Pre-Modification	Post - Modification

		(In Millions)
Troubled debt restructurings:
Agricultural mortgage loans	-	$-	$-
Commercial mortgage loans	2	145	141
Total	2	$145	$141

There were no default payments on the above loans during 2011.

Valuation Allowances for Mortgage Loans:

Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

	Commercial Mortgage Loans
	2011	2010	2009

Allowance for credit losses:	(In Millions)

Beginning Balance, January 1,	$18	$-	$-
Charge-offs	-	-	-
Recoveries	(8)	-	-
Provision	22	18	-
Ending Balance, December 31,	$32	$18	$-

Ending Balance, December 31,:
Individually Evaluated for Impairment	$32	$18	$-

Collectively Evaluated for Impairment	$-	$-	$-

Loans Acquired with Deteriorated Credit Quality	$-	$-	$-

There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loan

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$182	$-	$33	$30	$31	$-	$276
50% - 70%	201	252	447	271	45	-	1,216
70% - 90%	-	41	280	318	213	-	852
90% plus	-	-	84	135	296	117	632
Total Commercial
Mortgage Loans	$383	$293	$844	$754	$585	$117	$2,976

Agricultural Mortgage Loans(1)
0% - 50%	$150	$89	$175	$247	$190	$8	$859
50% - 70%	68	15	101	158	82	45	469
70% - 90%	-	-	-	1	-	8	9
90% plus	-	-	-	-	-	-	-
Total Agricultural
Mortgage Loans	$218	$104	$276	$406	$272	$61	$1,337

Total Mortgage Loans(1)
0% - 50%	$332	$89	$208	$277	$221	$8	$1,135
50% - 70%	269	267	548	429	127	45	1,685
70% - 90%	-	41	280	319	213	8	861
90% plus	-	-	84	135	296	117	632

Total Mortgage Loans	$601	$397	$1,120	$1,160	$857	$178	$4,313

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2010

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loan

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$59	$-	$-	$52	$-	$-	$111
50% - 70%	32	109	111	72	55	-	379
70% - 90%	194	35	406	402	124	50	1,211
90% plus	-	-	87	24	402	61	574
Total Commercial
Mortgage Loans	$285	$144	$604	$550	$581	$111	$2,275

Agricultural Mortgage Loans(1)
0% - 50%	$155	$80	$162	$243	$186	$5	$831
50% - 70%	52	13	134	150	107	24	480
70% - 90%	-	-	-	-	-	-	-
90% plus	-	-	-	-	3	-	3
Total Agricultural
Mortgage Loans	$207	$93	$296	$393	$296	$29	$1,314

Total Mortgage Loans(1)
0% - 50%	$214	$80	$162	$295	$186	$5	$942
50% - 70%	84	122	245	222	162	24	859
70% - 90%	194	35	406	402	124	50	1,211
90% plus	-	-	87	24	405	61	577

Total Mortgage Loans	$492	$237	$900	$943	$877	$140	$3,589

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
			90			Total	> 90 Days
	30-59	60-89	Days			Financing	and
	Days	Days	Or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2011
Commercial	$61	$-	$-	$61	$2,915	$2,976	$-
Agricultural	5	1	7	13	1,324	1,337	3
Total Mortgage Loans	$66	$1	$7	$74	$4,239	$4,313	$3

December 31, 2010
Commercial	$-	$-	$-	$-	$2,275	$2,275	$-
Agricultural	-	-	5	5	1,309	1,314	3
Total Mortgage Loans	$-	$-	$5	$5	$3,584	$3,589	$3

The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

		Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)

December 31, 2011:
With no related allowance recorded:
Commercial mortgage loans - other	$-	$-	$-	$-	$-
Agricultural mortgage loans	5	5	-	5	-
Total	$5	$5	$-	$5	$-

With related allowance recorded:
Commercial mortgage loans - other	$202	$202	$(32)	$152	$8
Agricultural mortgage loans	-	-	-	-	-
Total	$202	$202	$(32)	$152	$8

December 31, 2010:
With no related allowance recorded:
Commercial mortgage loans - other	$-	$-	$-	$-	$-
Agricultural mortgage loans	3	3	-	-	-
Total	$3	$3	$-	$-	$-

With related allowance recorded:
Commercial mortgage loans - other	$122	$122	$(18)	$24	$2
Agricultural mortgage loans	-	-	-	-	-
Total	$122	$122	$(18)	$24	$2

  Represents a five-quarter average of recorded amortized cost.

Equity Real Estate

The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

Equity Method Investments

Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

	December 31,
	2011	2010

	(In Millions)

BALANCE SHEETS
Investments in real estate, at depreciated cost	$584	$557
Investments in securities, generally at fair value	51	40
Cash and cash equivalents	10	4
Other assets	13	62
Total Assets	$658	$663

Borrowed funds - third party	$372	$299
Other liabilities	6	7
Total liabilities	378	306

Partners’ capital	280	357
Total Liabilities and Partners’ Capital	$658	$663

The Company’s Carrying Value in These Entities Included Above	$169	$196

	2011	2010	2009

	(In Millions)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures	$111	$110	$30
Net revenues of other limited partnership interests	6	3	(5)
Interest expense - third party	(21)	(22)	(7)
Other expenses	(61)	(59)	(17)
Net Earnings (Loss)	$35	$32	$1

The Company's Equity in Net Earnings (Loss) of These
Entities Included Above	$20	$18	$2

Derivatives

The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category
At or For the Year Ended December 31, 2011

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
Freestanding derivatives:
Equity contracts:(1)
Futures	$6,443	$-	$2	$(34)
Swaps	784	10	21	33
Options	1,211	92	85	(20)

Interest rate contracts:(1)
Floors	3,000	327	-	139
Swaps	9,826	503	317	590
Futures	11,983	-	-	849
Swaptions	7,354	1,029	-	817

Other freestanding contracts:(1)
Foreign currency Contracts	38	-	-	-
Net investment income (loss)				2,374

Embedded derivatives:
GMIB reinsurance contracts(2)	-	10,547	-	5,941

GWBL and other features(3)	-	-	227	(189)

Balances, December 31, 2011	$40,639	$12,508	$652	$8,126

  Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  Reported in Other assets in the consolidated balance sheets.
  Reported in Future policy benefits and other policyholder liabilities.

Derivative Instruments by Category
At or For the Year Ended December 31, 2010

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
Freestanding derivatives:
Equity contracts:(1)
Futures	$3,772	$-	$-	$(815)
Swaps	734	-	27	(79)
Options	1,070	5	1	(49)

Interest rate contracts:(1)
Floors	9,000	326	-	157
Swaps	5,352	201	134	250
Futures	5,151	-	-	289
Swaptions	4,479	171	-	(38)

Other freestanding contracts:(1)
Foreign currency contracts	133	-	1	1
Net investment income (loss)				(284)

Embedded derivatives:
GMIB reinsurance contracts (2)	-	4,606	-	2,350

GWBL and other features (3)	-	-	38	17

Balances, December 31, 2010	$29,691	$5,309	$201	$2,083

  Reported in Other invested assets in the consolidated balance sheets.
  Reported in Other assets in the consolidated balance sheets.
  Reported in Future policy benefits and other policyholder liabilities.